Fair Value Measures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

At September 30, 2023 and December 31, 2022, the Company’s assets and liabilities measured at fair value on a recurring basis were as follows:

	September 30, 2023				December 31, 2022
	Fair Value Measurements Using Input Types				Fair Value Measurements Using Input Types
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Mutual funds (included in cash and cash equivalents)	$—	$—	$—	$—	$33	$—	$—	$33
Money market funds	4	—	—	4	—	—	—	—
Corporate bonds	—	—	—	—	427	—	—	427
Total assets	$4	$—	$—	$4	$460	$—	$—	$460
Liabilities:
Warrant liabilities – January 2022 warrants	—	—	3	3	—	—	4	4
Warrant liabilities – March 2022 warrants	—	—	15	15	—	—	34	34
Warrant liabilities – August 2022 warrants	—	—	38	38	—	—	93	93
Warrant liabilities – December 2022 warrants	—	—	2,330	2,330	—	—	5,854	5,854
Total liabilities	$—	$—	$2,386	$2,386	$—	$—	$5,985	$5,985

At December 31, 2022 and 2021, the Company’s assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2022				December 31, 2021
	Fair Value Measurements Using Input Types				Fair Value Measurements Using Input Types
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Mutual funds (included in cash and cash equivalents in 2021)	$33	$—	$—	$33	$178	$—	$—	$178
Municipal bonds	—	—	—	—	9,961	—	—	9,961
Corporate bonds	427	—	—	427	34,589	—	—	34,589
Total assets	$460	$—	$—	$460	$44,728	$—	$—	$44,728
Liabilities
Contingent consideration	$—	$—	$—	$—	$—	$—	$6,137	$6,137
Warrant Liabilities – January 2022 Warrants	—	—	4	4	—	—	—	—
Warrant Liabilities – March 2022 Warrants	—	—	34	34	—	—	—	—
Warrant Liabilities – August 2022 Warrants	—	—	93	93	—	—	—	—
Warrant Liabilities – December 2022 Warrants	—	—	5,854	5,854	—	—	—	—
Total liabilities	$—	$—	$5,985	$5,985	$—	$—	$6,137	$6,137

Schedule of Composition Marketable Securities

The composition of the Company’s marketable securities are as follows:

(In thousands)	September 30, 2023	December 31, 2022
Current marketable securities:
Money market funds	$4	$—
Corporate bonds	—	427
Mutual funds	—	33
	$4	$460

The composition of the Company’s marketable securities are as follows:

(In thousands)	December 31, 2022	December 31, 2021
Current marketable securities
Municipal bonds	$—	$9,961
Corporate bonds	427	34,589
Mutual funds	33	—
	$460	$44,550

Schedule of Marketable Securities

At December 31, 2022, marketable securities consisted of the following:

(In thousands)	Amortized cost	Unrealized gain (loss)	Estimated fair value
Current marketable securities (due within 1 year)
Corporate bonds	$427	$—	$427
Mutual funds	33	—	33
	$460	$—	$460
(In thousands)	Amortized cost	Unrealized loss	Estimated fair value
Current marketable securities (due within 1 year)
Municipal bonds	$9,961	$(9)	$9,952
Corporate bonds	34,589	(72)	34,517
	$44,550	$(81)	$44,469

Schedule of Fair Value of the Contingent Consideration within Other Expenses	The contingent earn-out payments to the sellers for each acquisition are based on the achievement of certain revenue thresholds.
(In thousands)	Year ended December 31, 2022
Contingent consideration – beginning of period	$6,137
Accrued contingent consideration	1,420
Accretion of contingent consideration	149
Payments made on contingent liabilities	(5,550)
Change in estimated fair value	(2,156)
Contingent consideration – end of period	$—

	Year Ended December 31,
(In thousands)	2022	2021
Contingent consideration – beginning of period	$6,137	$—
Accrued contingent consideration	1,420	4,725
Accretion of contingent consideration	149	—
Cash paid and Common Stock issued for contingent liabilities	(5,550)	—
Change in estimated fair value	(2,156)	1,412
Contingent consideration – end of period	$—	$6,137

Schedule of Valuation of Warrant Liabilities

The following table summarizes the Company’s assumptions used in the valuation as of September 30, 2023 and for the year ended December 31, 2022:

	As of September 30, 2023	December 31, 2022
Stock price	$2.17	$6.66
Exercise price	$1,496.00	$1,496.00
Expected term (in years)	3.82	4.58
Volatility	136.00%	98.30%
Discount rate – treasury yield	4.72%	4.05%

The following table summarizes the Company’s assumptions used in the valuation as of September 30, 2023 and for the year ended December 31, 2022:

	As of September 30, 2023	December 31, 2022
Stock price	$2.17	$6.66
Exercise price	$430.00	$430.00
Expected term (in years)	4.38	5.13
Volatility	130.00%	97.96%
Discount rate – treasury yield	4.66%	3.99%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

	As of September 30, 2023	December 31, 2022
Stock price	$2.17	$6.66
Exercise price	$246.00	$246.00
Expected term (in years)	4.38	5.13
Volatility	130.00%	97.96%
Discount rate – treasury yield	4.66%	3.99%
	As of September 30, 2023	December 31, 2022
Stock price	$2.17	$6.66
Exercise price	$3.45	$13.00
Expected term (in years)	4.38	4.98
Volatility	130.00%	98.00%
Discount rate – treasury yield	4.66%	3.99%

The following table summarizes the Company’s assumptions used in the valuation for the year ended December 31, 2022:

Stock price	$6.66
Option exercise price	$1,496.00
Expected term (Years)	4.58
Volatility	98.3%
Discount rate (Treasury yield)	4.05%
Stock price	$6.66
Option exercise price	$430.00
Expected term (Years)	5.13
Volatility	97.96%
Discount rate (Treasury yield)	3.99%
Stock price	$6.66
Option exercise price	$246.00
Expected term (Years)	5.13
Volatility	97.96%
Discount rate (Treasury yield)	3.99%
Stock price	$6.66
Option exercise price	$13.00
Expected term (Years)	4.98
Volatility	98.00%
Discount rate (Treasury yield)	3.99%

Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

(In thousands)	Nine Months Ended September 30, 2023
Warrant liabilities – beginning of period	$4
Change in estimated fair value	3
Warrant liabilities – March 31, 2023	7
Change in estimated fair value	(1)
Warrant liabilities – June 30, 2023	6
Change in estimated fair value	(3)
Warrant liabilities – September 30, 2023	$3

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

(In thousands)	Nine Months Ended September 30, 2023
Warrant liabilities – beginning of period	$34
Change in estimated fair value	5
Warrant liabilities – March 31, 2023	39
Change in estimated fair value	(7)
Warrant liabilities – June 30, 2023	32
Change in estimated fair value	(17)
Warrant liabilities – September 30, 2023	$15

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

(In thousands)	Nine Months Ended September 30, 2023
Warrant liabilities – beginning of period	$93
Change in estimated fair value	(4)
Warrant liabilities – March 31, 2023	89
Change in estimated fair value	(12)
Warrant liabilities – June 30, 2023	77
Change in estimated fair value	(39)
Warrant liabilities – September 30, 2023	$38

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

(In thousands)	Nine Months Ended September 30, 2023
Warrant liabilities – beginning of period	$5,854
Change in estimated fair value	(3,493)
Warrant liabilities – March 31, 2023	2,361
Change in estimated fair value	1,885
Warrant liabilities – June 30, 2023	4,246
Change in estimated fair value	(1,916)
Warrant liabilities – September 30, 2023	$2,330

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the year ended December 31, 2022:

(In thousands)	Year Ended December 31, 2022
Warrant liabilities – beginning of period	$—
Initial fair value of warrant liabilities	10,969
Change in estimated fair value	(10,965)
Warrant liabilities – end of period	$4
(In thousands)	Year Ended December 31, 2022
Warrant liabilities – beginning of period	$—
Initial fair value of warrant liabilities	29,522
Change in estimated fair value	(31,133)
Component of loss on debt extinguishment	1,645
Warrant liabilities – end of period	$34
(In thousands)	Year Ended December 31, 2022
Warrant liabilities – beginning of period	$—
Initial fair value of warrant liabilities	10,212
Change in estimated fair value	(9,876)
Warrants settled in period	(243)
Warrant liabilities – end of period	$93
(In thousands)	Year Ended December 31, 2022
Warrant liabilities – beginning of period	$—
Initial fair value of warrant liabilities	4,924
Change in estimated fair value	930
Warrant liabilities – end of period	$5,854